UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

5/31

Date of reporting period: 2/28/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2011
Principal Amount ($)		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 66.5%
	AEROSPACE/DEFENSE - 1.2%
5,000,000	L-3 Communications Corp.	5.8750	1/15/2015	$ 5,087,500

	AGRICULTURE - 0.7%
3,000,000	Reynolds American, Inc. (a)	1.0016	6/15/2011	3,004,059

	AUTO MANUFACTURERS - 0.9%
3,900,000	Daimler Finance North America LLC	5.8750	3/15/2011	3,906,279

	AUTOMOBILE ABS - 0.8%
100,000	Hertz Vehicle Financing LLC (b)	4.2600	3/25/2014	105,119
3,000,000	Hertz Vehicle Financing LLC (b)	4.9400	3/25/2016	3,071,292
				3,176,411
	BANKS - 23.0%
4,000,000	Bank of America Corp.	7.3750	5/15/2014	4,551,880
6,000,000	Bank of America NA (a)	0.5816	6/15/2016	5,582,580
250,000	Capital One Capital V	10.2500	8/15/2039	273,125
2,000,000	Citigroup, Inc. (a)	0.4035	5/18/2011	1,999,220
5,000,000	Citigroup, Inc. (a)	0.5722	6/9/2016	4,635,700
6,000,000	Citigroup, Inc. (a)	0.5905	11/5/2014	5,823,480
5,000,000	Dexia Banque Internationale a Luxembourg SA (a)	0.5228	7/5/2016	4,231,270
12,000,000	Fifth Third Bancorp (a)	0.7238	12/20/2016	11,017,200
4,000,000	JPMorgan Chase Bank NA (a)	0.6322	6/13/2016	3,783,760
5,000,000	National City Bank/Cleveland OH (a)	0.6734	6/7/2017	4,613,750
5,750,000	Regions Financial Corp.	4.8750	4/26/2013	5,771,562
1,750,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	1,743,438
3,800,000	Royal Bank Of Scotland NV (a)	1.0022	3/9/2015	3,222,560
5,000,000	Royal Bank of Scotland PLC (a)	0.5105	8/29/2017	4,138,610
17,730,000	USB Capital IX (a)	6.1890	Perpetual	14,650,299
1,000,000	Wachovia Corp. (a)	0.4605	3/1/2012	1,000,980
2,500,000	Wachovia Corp. (a)	0.6444	10/28/2015	2,392,900
2,000,000	Wachovia Corp. (a)	0.6731	10/15/2016	1,870,880
2,000,000	Wells Fargo Capital XIII (a)	7.7000	Perpetual	2,065,000
4,000,000	Wells Fargo Capital XV (a)	9.7500	Perpetual	4,410,000
8,000,000	Westpac Banking Corp.	6.0000	11/9/2015	8,147,583
				95,925,777
	CHEMICALS - 0.2%
1,000,000	Potash Corp. of Saskatchewan, Inc.	7.7500	5/31/2011	1,016,690

	COAL - 3.1%
6,810,000	Bumi Capital Pte Ltd. (b)	12.0000	11/10/2016	7,848,525
4,700,000	Bumi Investment Pte Ltd. (b)	10.7500	10/6/2017	5,170,000
				13,018,525
	COMMERCIAL SERVICES - 2.8%
3,800,000	Block Financial LLC	7.8750	1/15/2013	4,065,810
6,800,000	National Money Mart Co.	10.3750	12/15/2016	7,556,500
				11,622,310
	DIVERSIFIED FINANCIAL SERVICES - 15.9%
500,000	American Honda Finance Corp. (a,b)	1.0538	6/20/2011	500,915
5,000,000	American Honda Finance Corp. (a,b)	2.8095	6/2/2011	5,029,900
2,000,000	BankBoston Capital Trust III (a)	1.0516	6/15/2027	1,487,454
1,000,000	Bear Stearns Cos LLC	6.9500	8/10/2012	1,082,730
8,000,000	Ford Motor Credit Co. LLC (a)	3.0531	1/13/2012	8,070,000
6,000,000	General Electric Capital Corp. (a)	0.4730	11/30/2016	5,464,800

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011
Principal Amount ($)		Coupon Rate (%)	Maturity	Value

	DIVERSIFIED FINANCIAL SERVICES - 15.9% (Continued)
2,000,000	General Electric Capital Corp. (a)	0.5031	1/8/2016	$ 1,921,400
4,500,000	General Electric Capital Corp. (a)	0.5616	9/15/2014	4,419,450
4,000,000	General Electric Capital Corp. (a)	0.6238	12/20/2016	3,826,600
1,000,000	General Electric Capital Corp.	5.7200	8/22/2011	1,019,630
5,000,000	Goldman Sachs Group, Inc. (a)	0.7528	3/22/2016	4,800,750
3,065,000	Goldman Sachs Group, Inc. (a)	0.9028	9/29/2014	3,031,775
8,000,000	JPMorgan Chase & Co. (a)	0.9605	2/26/2013	8,047,920
1,200,000	JPMorgan Chase & Co. (a)	2.4478	11/1/2011	1,188,360
4,000,000	HSBC Finance Corp. (a)	0.5731	4/24/2012	3,987,960
2,000,000	HSBC Finance Corp. (a)	0.7405	6/1/2016	1,889,260
4,396,000	MBNA Capital B (a,b)	1.1044	2/1/2027	3,266,685
1,000,000	Morgan Stanley (a)	0.5531	1/9/2012	999,030
5,000,000	Morgan Stanley (a)	0.7531	10/18/2016	4,649,450
1,500,000	Sears Roebuck Acceptance Corp.	6.7000	4/15/2012	1,545,000
				66,229,069
	ENVIRONMENTAL CONTROL - 0.6%
2,300,000	Allied Waste North America, Inc.	7.1250	5/15/2016	2,402,074

	FOOD - 0.2%
1,000,000	Kraft Foods, Inc.	5.6250	11/1/2011	1,030,250

	FOREIGN GOVERNMENT - 5.7%
4,000,000	Ireland Government Bond	5.0000	10/18/2020	4,041,532
2,200,000	Venezuela Government International Bond	7.7500	10/13/2019	1,457,500
3,600,000	Venezuela Government International Bond	8.2500	10/13/2024	2,254,500
16,100,000	Venezuela Government International Bond	10.7500	9/19/2013	15,918,875
				23,672,407
	HEALTHCARE-SERVICES - 1.6%
3,400,000	CHS/Community Health Systems, Inc.	8.8750	7/15/2015	3,604,000
3,000,000	Coventry Health Care, Inc.	5.8750	1/15/2012	3,107,970
				6,711,970
	INSURANCE - 7.4%
5,800,000	Aegon NV (a)	3.5350	Perpetual	3,843,370
1,000,000	Ambac Financial Group, Inc. (c)	6.1500	2/7/2087	10,000
1,000,000	Fidelity National Financial, Inc.	7.3000	8/15/2011	1,028,850
1,513,000	First American Capital Trust I	8.5000	4/15/2012	1,543,670
1,000,000	Hartford Financial Services Group, Inc.	5.2500	10/15/2011	1,026,700
15,500,000	ING Capital Funding Trust III (a)	3.9028	Perpetual	14,945,255
1,200,000	MBIA Insurance Corp. (a,b)	14.0000	1/15/2033	774,000
2,500,000	MetLife, Inc. (a)	1.5605	8/6/2013	2,534,800
2,000,000	Metropolitan Life Global Funding I (a,b)	2.2022	6/10/2011	2,009,940
2,000,000	Principal Life Income Funding Trusts (a)	0.4915	11/8/2013	1,969,040
1,000,000	Unum Group	7.6250	3/1/2011	1,000,000
				30,685,625
	MINING - 0.2%
1,000,000	Rio Tinto Alcan, Inc.	6.4500	3/15/2011	1,001,770

	MISCELLANEOUS MANUFACTURING - 0.2%
700,000	Bombardier, Inc. (b)	7.7500	3/15/2020	757,750

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011
Principal Amount ($)		Coupon Rate (%)	Maturity	Value

	OIL & GAS - 1.6%
2,000,000	BP Capital Markets PLC	2.7500	2/27/2012	$ 2,031,540
4,225,000	Tesoro Corp.	6.2500	11/1/2012	4,452,094
				6,483,634
	REAL ESTATE - 0.0%
100,000	OnBoard Capital Co. (d,e)	8.5000	Perpetual	100,000

	SAVINGS & LOANS - 0.4%
1,500,000	Amsouth Bank/Birmingham AL	4.8500	4/1/2013	1,492,500

	TOTAL BONDS & NOTES ( Cost - $269,639,928)			277,324,600

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
318,240	Federal Home Loan Mortgage Corp. Series 3107YO (f,g)	0.0000	2/15/2036	282,712
159,858	Federal Home Loan Mortgage Corp. Series 3213OB (f,g)	0.0000	9/15/2036	142,427
166,043	Federal Home Loan Mortgage Corp. Series 3213OH (f,g)	0.0000	9/15/2036	147,986
5,000	United States Treasury STRIPS Coupon (h)	0.0000	11/15/2015	4,537
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS ( Cost - $588,874)			577,662

	CONVERTIBLE BONDS - 6.3
	RETAIL - 2.0%
6,325,000	Coinstar, Inc.	4.0000	9/1/2014	8,412,250

	REITS - 0.5%
2,000,000	ProLogis	2.2500	4/1/2037	2,015,000

	OIL & GAS - 3.8%
3,000,000	Nabors Industries, Inc.	0.9400	5/15/2011	3,015,000
12,950,000	Transocean, Inc.	1.5000	12/15/2037	12,755,750
				15,770,750

	TOTAL CONVERTIBLE BONDS ( Cost - $24,869,187)			26,198,000

Shares	AUCTION RATE PREFERRED STOCKS - 1.3%	Interest Rate (%)
114	Boulder Growth & Income Fund, Inc. (d,e,i)	1.5110		2,850,000
15	Eaton Vance Floating-Rate Income Trust (d,e,i)	1.5110		375,000
7	Eaton Vance Floating-Rate Income Trust (d,e,i)	1.5110		175,000
27	Eaton Vance Senior Floating-Rate Trust (d,e,i)	0.2570		675,000
39	Eaton Vance Senior Floating-Rate Trust (d,e,i)	0.2870		975,000
7	Neuberger Berman Real Estate Securities Income Fund, Inc. (d,e,i)	1.5130		175,000
	TOTAL AUCTION RATE PREFERRED STOCKS ( Cost - 5,225,000)			5,225,000

	PREFERRED STOCKS - 1.1%
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
60,000	Citigroup Capital XIII	7.8750	10/30/2040	1,623,000
100,000	JPMorgan Chase Capital XXVI	8.0000	5/15/2048	2,662,000
				4,285,000
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
200,000	Federal National Mortgage Association Series S (j)	8.2500		390,000
3,800	Federal National Mortgage Association Series 2008-1(j)	8.7500	5/13/2011	3,046
				393,046

	TOTAL PREFERRED STOCK ( Cost - $6,302,853)			4,678,046

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011
Shares				Value

	SHORT-TERM INVESTMENTS - 22.1%
	MONEY MARKET FUND - 22.1%
92,266,062	Fifth Third U.S. Treasury Money Market Fund, 0.01% (a)
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $92,266,061)			$ 92,266,061

	TOTAL INVESTMENTS - 97.4% ( Cost - $398,891,903) (k)			$ 406,269,369
	OTHER ASSETS LESS LIABILITIES - 2.6%			10,709,910
	NET ASSETS - 100.0%			$ 416,979,279

	STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at February 28, 2011.
(b)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2011, these securities amounted to $25,267,441 or 6.1% of net assets.

(c)	Security in default.
(d)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(e)	The Advisor has determined these securities to be illiquid.
(f)	Collateralized mortgage obligation (CMO)
(g)	Principal only bond - non income producing
(h)	Zero coupon security. Payment received at maturity.
(i)	Rate shown represents the interest rate as of February 28, 2011.
(j)	Non-income producing securities.
(k)

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$ 10,744,424
		Unrealized depreciation:		(3,366,958)
		Net unrealized appreciation:		$ 7,377,466

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2011 for the Fund’s assets and liabilities at fair value

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 277,224,600	$ 100,000	$ 277,324,600
Convertible Bonds	$ -	$ 26,198,000	$ -	$ 26,198,000
U.S Government & Agency Obligations	$ -	$ 577,662	$ -	$ 577,662
Auction Rate Preferred Stock	$ -	$ 5,225,000	$ -	$ 5,225,000
Preferred Stock	$ 4,678,046	$ -	$ -	$ 4,678,046
Short Term Investments	$ -	$ 92,266,061	$ -	$ 92,266,061
Total	$ 4,678,046	$ 401,491,323	$ 100,000	$ 406,269,369
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Bonds & Notes	Total
Beginning balance	$ 900,000	$ 900,000
Total realized gain (loss)	$ -	$ -
Change in unrealized appreciation (depreciation)	$ -	$ -
Cost of purchases	$ 100,000	$ 100,000
Proceeds from sales	$ 900,000	$ 900,000
Accrued interest	$ -	$ -
Net transfers in/out of level 3	$ -	$ -
Ending balance	$ 100,000	$ 100,000

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2009 includes:
	$ -	$ -

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 60.2%
	BANKS - 12.9%
50,000	Regions Financial Corp.	4.8750	4/26/2013	$ 50,188
250,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	249,063
200,000	Royal Bank Of Scotland NV (a)	1.0022	3/9/2015	169,608
270,000	USB Capital IX (a)	6.1890	Perpetual	223,101
				691,960
	COAL - 8.2%
190,000	Bumi Capital Pte Ltd. - (b)	12.0000	11/10/2016	218,975
200,000	Bumi Investment Pte Ltd. - (b)	10.7500	10/6/2017	220,000
				438,975
	COMMERCIAL SERVICES - 8.2%
200,000	Block Financial LLC	7.8750	1/15/2013	213,990
200,000	National Money Mart Co.	10.3750	12/15/2016	222,250
				436,240
	FOREIGN GOVERNMENT- 10.9%
300,000	Venezuela Government International Bond	7.7500	10/13/2019	198,750
300,000	Venezuela Government International Bond	8.2500	10/13/2024	187,875
200,000	Venezuela Government International Bond	10.7500	9/19/2013	197,750
				584,375
	INSURANCE - 9.7%
200,000	Aegon NV (a)	3.5350	Perpetual	132,530
200,000	ING Capital Funding Trust III (a)	3.9028	Perpetual	192,842
300,000	MBIA Insurance Corp. - (a,b)	14.0000	1/15/2033	193,500
				518,872
	MISCELLANEOUS MANUFACTURING - 1.0%
50,000	Bombardier, Inc. - (b)	7.7500	3/15/2020	54,125

	OIL & GAS - 9.3%
200,000	Transocean, Inc.	4.9500	11/15/2015	211,230
200,000	Valero Energy Corp.	10.5000	3/15/2039	283,634
				494,864

	TOTAL BONDS & NOTES ( Cost - $3,152,398)			3,219,411

	CONVERTIBLE BOND - 4.4%
175,000	Coinstar, Inc.	4.0000	9/1/2014	232,750
	TOTAL CONVERTIBLE BOND ( Cost - 229,688)

	U.S. GOVERNMENT - 4.6%
800,000	United States Treasury STRIPS Principal (c)	0.0000	2/15/2036	247,592
	TOTAL U.S. GOVERNMENT ( Cost - 256,294)

Shares	SHORT-TERM INVESTMENTS - 29.6%
	MONEY MARKET FUND - 29.6%
1,583,107	Fifth Third U.S. Treasury Money Market Fund, 0.01% (a)
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,583,107)			1,583,107

	TOTAL INVESTMENTS - 98.8% ( Cost - $5,221,487) (d)			$ 5,282,860
	OTHER ASSETS LESS LIABILITIES - 1.2%			63,950
	NET ASSETS - 100.0%			$ 5,346,810

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011

STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at February 28, 2011.
(b)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2011, these securities amounted to $686,600 or 12.8% of net assets.

(c)	Zero coupon security. Payment received at maturity.
(d)		Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:			$ 105,288
	Unrealized depreciation:			(43,915)
	Net unrealized appreciation:			$ 61,373

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2011 for the Fund’s assets and liabilities at fair value.

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 3,219,411	$ -	$ 3,219,411
Convertible Bonds	$ -	$ 232,750	$ -	$ 232,750
U.S. Government	$ -	$ 247,592	$ -	$ 247,592
Money Market	$ -	$ 1,583,107	$ -	$ 1,583,107
Total	$ -	$ 5,282,860	$ -	$ 5,282,860
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/25/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/25/11